INVESCO Treasurer's Series Trust

               Supplement to Prospectus dated May 1, 1997

The principal underwriter and distributor for the Trust has changed from INVESCO Services, Inc. to INVESCO Funds Group, Inc. effective May 15, 1997. Therefore, the reference to the "Distributor" on the cover and back pages of the Prospectus should be changed to INVESCO Funds Group, Inc. This change in no way affected the manner in which distribution services are provided to the Trust.

The section of the Trust's Prospectus entitled "Summary Principal Underwriter and Distributor" is amended to read as follows:

      Principal Underwriter and Distributor:
                  INVESCO Funds Group, Inc. (the "Distributor") serves as the principal underwriter and distributor of shares of the Trust. Currently, the Distributor also furnishes distribution and investment advisory services to 14 other mutual funds consisting of 45 portfolios.

The section of the Trust's Prospectus entitled "The Investment Adviser - The Distributor" is hereby amended to read as follows:

                                 The Distributor

                  INVESCO Funds Group, Inc., the Trust's distributor (the "Distributor"), a Delaware corporation, is the principal underwriter and distributor of the shares of the Funds under a Distribution Agreement dated as of May 15, 1997. The Distributor is an indirect, wholly-owned subsidiary of AMVESCAP PLC. The Distributor is also the sponsor of, investment adviser to and the principal underwriter for 14 other mutual funds consisting of 45 portfolios. The Distributor acts as agent upon receipt of orders from investors. The Distributor's principal office is located at 7800 East Union Avenue, Denver, Colorado 80237.

             The date of this supplement is June 23, 1997.


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                        INVESCO Treasurer's Series Trust

           Supplement to Statement of Additional Information
                                dated May 1, 1997

The principal underwriter and distributor for the Trust has changed from INVESCO Services, Inc. to INVESCO Funds Group, Inc. effective May 15, 1997. Therefore, the reference to the "Distributor" on the cover page of the Statement of Additional Information should be changed to INVESCO Funds Group, Inc. This change in no way affected the manner in which distribution services are provided to the Trust.

The section of the Trust's Statement of Additional Information entitled "The Distributor" is amended to read as follows:

                                 The Distributor

                  INVESCO Funds Group, Inc., the distributor, is the principal underwriter of the Trust under a Distribution Agreement dated as of May 15, 1997. The Distributor is an indirect, wholly-owned subsidiary of AMVESCAP PLC. The Distributor's principal office is located at 7800 East Union Avenue, Denver, Colorado 80237.

The date of this supplement is June 23, 1997.